Mining Interest Schedule	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [abstract]
Mining Interest Schedule

	Cost					Accumulated depreciation				Net carrying value
	Balance at Dec. 31, 2016	Additions	Disposals / write-offs	Reclass	Balance at Dec. 31, 2017	Balance at Dec. 31, 2016	Depreciation	Disposals / write-offs	Balance at Dec. 31, 2017	As at Dec. 31, 2017	As at Dec. 31, 2016
	$	$	$	$	$	$	$	$	$	$	$

Property, plant and equipment (depletable)
Fekola	—	26,577	—	1,068,207	1,094,784	—	(35,477)	—	(35,477)	1,059,307	—
Otjikoto	481,378	46,193	(2,966)	2,464	527,069	(95,698)	(67,680)	225	(163,153)	363,916	385,680
Masbate	517,457	56,815	(9,430)	60,880	625,722	(165,224)	(37,999)	9,298	(193,925)	431,797	352,233
Libertad	300,816	35,190	(355)	—	335,651	(226,488)	(37,425)	75	(263,838)	71,813	74,328
Limon	151,186	23,420	(1,248)	—	173,358	(107,255)	(21,610)	1,125	(127,740)	45,618	43,931
	1,450,837	188,195	(13,999)	1,131,551	2,756,584	(594,665)	(200,191)	10,723	(784,133)	1,972,451	856,172

Undeveloped mineral interests
Masbate	60,880	—	—	(60,880)	—	—	—	—	—	—	60,880

Mine under construction
Fekola	908,855	159,352	—	(1,068,207)	—	—	—	—	—	—	908,855

Exploration & evaluation properties (non-depletable)
Kiaka	64,907	5,082	—	—	69,989	—	—	—	—	69,989	64,907
Mocoa	29,004	37	—	—	29,041	—	—	—	—	29,041	29,004
Fekola Regional	9,326	7,885	—	—	17,211	—	—	—	—	17,211	9,326
Toega	4,819	5,784	—	—	10,603	—	—	—	—	10,603	4,819
Ondundu	2,130	3,116	—	—	5,246	—	—	—	—	5,246	2,130
Other	13,776	6,555	(1,450)	—	18,881	—	—	—	—	18,881	13,776
	123,962	28,459	(1,450)	—	150,971	—	—	—	—	150,971	123,962

Corporate
Office, furniture & equipment	1,827	437	—	—	2,264	(1,340)	(213)	—	(1,553)	711	487
	2,546,361	376,443	(15,449)	2,464	2,909,819	(596,005)	(200,404)	10,723	(785,686)	2,124,133	1,950,356

Investments in joint ventures (accounted for using the equity method)
Gramalote	53,724	12,106	—	—	65,830	—	—	—	—	65,830	53,724
	2,600,085	388,549	(15,449)	2,464	2,975,649	(596,005)	(200,404)	10,723	(785,686)	2,189,963	2,004,080

	Cost					Accumulated depreciation				Net carrying value
	Balance at Dec. 31, 2015	Acquisition costs/ Additions	Disposals / write-offs	Reclass	Balance at Dec. 31, 2016	Balance at Dec. 31, 2015	Depreciation	Disposals / write-offs	Balance at Dec. 31, 2016	As at Dec. 31, 2016	As at Dec. 31, 2015
	$	$	$	$	$	$	$	$	$	$	$

Property, plant and equipment (depletable)
Otjikoto	437,591	45,880	(882)	(1,211)	481,378	(41,810)	(54,270)	382	(95,698)	385,680	395,781
Masbate	472,021	35,128	(1,494)	11,802	517,457	(125,574)	(40,519)	869	(165,224)	352,233	346,447
Libertad	272,295	29,020	(499)	—	300,816	(169,721)	(57,001)	234	(226,488)	74,328	102,574
Limon	140,791	10,480	(85)	—	151,186	(87,197)	(20,101)	43	(107,255)	43,931	53,594
	1,322,698	120,508	(2,960)	10,591	1,450,837	(424,302)	(171,891)	1,528	(594,665)	856,172	898,396

Undeveloped mineral interests
Masbate	72,682	—	—	(11,802)	60,880	—	—	—	—	60,880	72,682

Mine under construction
Fekola	631,524	276,776	—	555	908,855	—	—	—	—	908,855	631,524

Exploration & evaluation properties (non-depletable)
Kiaka	61,527	3,380	—	—	64,907	—	—	—	—	64,907	61,527
Mocoa	28,717	287	—	—	29,004	—	—	—	—	29,004	28,717
Calibre	11,252	514	(11,766)	—	—	—	—	—	—	—	11,252
Fekola Regional	4,212	5,114	—	—	9,326	—	—	—	—	9,326	4,212
Toega	1,812	3,007	—	—	4,819	—	—	—	—	4,819	1,812
Ondundu	558	1,572	—	—	2,130	—	—	—	—	2,130	558
Other	11,758	5,883	(3,865)	—	13,776	—	—	—	—	13,776	11,758
	119,836	19,757	(15,631)	—	123,962	—	—	—	—	123,962	119,836

Corporate
Office, furniture & equipment	2,062	(235)	—	—	1,827	(1,134)	(206)	—	(1,340)	487	928
	2,148,802	416,806	(18,591)	(656)	2,546,361	(425,436)	(172,097)	1,528	(596,005)	1,950,356	1,723,366

Investments in joint ventures (accounted for using the equity method)
Gramalote	41,193	12,531	—	—	53,724	—	—	—	—	53,724	41,193
Quebradona	1,201	—	(1,201)	—	—	—	—	—	—	—	1,201
	42,394	12,531	(1,201)	—	53,724	—	—	—	—	53,724	42,394
	2,191,196	429,337	(19,792)	(656)	2,600,085	(425,436)	(172,097)	1,528	(596,005)	2,004,080	1,765,760